Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Borrowings

Note 6 - Borrowings

Borrowings consist of advances from the Federal Home Loan Bank of New York (FHLB).

The following table sets forth the contractual maturities of borrowings with the FHLB as of December 31:

Advance Date	Maturity Date	Current Rate	2018	2017
			(In Thousands)

09/05/12	09/05/19	1.13%	246	539
12/19/12	12/19/19	1.20%	321	613
01/04/13	01/04/19	1.52%	1,000	1,000
01/15/13	01/16/18	1.18%	-	1,000
01/22/13	01/22/18	1.20%	-	1,000
01/22/13	01/22/19	1.44%	1,000	1,000
02/20/13	02/20/20	1.28%	185	331
02/20/13	02/21/23	1.77%	447	547
07/02/13	07/02/18	1.35%	-	274
07/22/13	07/23/18	1.27%	-	275
09/19/13	09/19/18	1.37%	-	171
01/21/14	01/22/18	1.72%	-	1,000
01/21/14	01/22/19	1.45%	34	240
03/20/14	03/20/19	1.50%	103	411
07/21/14	07/21/21	1.94%	397	541
07/21/14	07/22/19	2.08%	500	500
07/21/14	07/23/18	1.79%	-	1,000
08/06/14	08/06/18	1.80%	-	1,000
08/21/14	08/21/19	2.12%	1,000	1,000
10/02/14	10/04/21	2.00%	867	1,153
10/15/14	10/15/21	1.69%	431	574
11/28/14	11/29/21	1.90%	890	1,175
12/31/14	12/31/19	1.63%	224	427
12/31/14	01/02/18	1.52%	-	1,000
01/14/15	01/14/20	1.73%	1,500	1,500
01/21/15	01/21/20	1.79%	500	500
01/21/15	01/21/21	1.97%	500	500
04/13/15	04/13/20	1.74%	1,000	1,000
05/20/15	05/20/20	1.52%	308	509
05/20/15	05/20/22	1.91%	517	658
06/25/15	06/25/20	1.65%	326	527
10/29/15	10/29/20	1.51%	784	1,185
10/29/15	10/29/20	1.90%	1,000	1,000
01/27/16	01/27/21	1.92%	1,000	1,000
01/27/16	01/27/23	1.87%	611	751
02/12/16	02/13/23	1.66%	621	761
02/12/16	02/13/23	2.04%	500	500
08/24/16	08/24/18	1.22%	-	1,000
10/28/16	10/28/20	1.57%	1,000	1,000
11/04/16	11/04/21	1.72%	2,000	2,000
11/17/16	11/17/21	2.13%	1,000	1,000
11/17/16	11/17/21	1.78%	611	807

Advance Date	Maturity Date	Current Rate	2018	2017
			(In Thousands)
11/17/16	11/17/23	2.07%	729	866
11/28/16	11/29/19	1.78%	1,500	1,500
12/21/16	12/23/19	1.91%	1,000	1,000
01/04/17	01/04/19	1.62%	1,500	1,500
01/19/17	01/21/20	1.91%	1,000	1,000
03/24/17	03/24/22	2.00%	1,017	1,309
03/24/17	03/25/24	2.28%	1,164	1,367
07/24/17	07/24/20	1.88%	1,000	1,000
07/24/17	07/26/21	2.03%	1,000	1,000
07/24/17	07/25/22	1.94%	743	936
08/31/17	08/31/18	1.55%	-	1,000
08/31/17	08/31/21	1.96%	1,000	1,000
09/11/17	09/11/20	1.80%	1,000	1,000
09/11/17	09/12/22	2.07%	1,500	1,500
09/27/17	09/27/18	1.66%	-	1,500
09/27/17	09/27/22	2.28%	1,000	1,000
10/04/17	04/04/18	1.50%	-	1,500
11/27/17	05/29/18	1.76%	-	3,500
12/04/17	03/05/18	1.59%	-	1,500
12/08/17	04/09/18	1.64%	-	1,000
12/11/17	01/11/18	1.55%	-	1,500
12/11/17	03/12/18	1.61%	-	1,500
12/29/17	01/02/18	1.53%	-	2,500
01/18/18	01/18/19	2.17%	1,500	-
01/24/18	01/24/20	2.42%	1,500	-
02/09/18	02/09/22	2.78%	2,500	-
03/21/18	03/21/23	3.13%	1,500	-
04/04/18	04/04/23	3.00%	2,000	-
05/22/18	05/23/22	3.22%	1,500	-
05/29/18	05/31/22	2.97%	2,000	-
05/29/18	05/30/23	3.01%	1,500	-
06/28/18	06/28/23	3.13%	1,000	-
06/28/18	06/28/24	3.25%	2,000	-
07/23/18	07/23/24	3.34%	1,000	-
08/20/18	08/20/20	2.93%	2,000	-
08/31/18	02/28/19	2.56%	1,500	-
09/25/18	03/25/19	2.66%	2,000	-
09/27/18	09/27/21	3.24%	1,500	-
10/18/18	04/18/19	2.76%	1,500	-
10/30/18	04/30/19	2.78%	1,500	-
11/23/18	05/23/19	2.82%	1,500	-
12/03/18	01/03/19	2.61%	3,750	-
12/20/18	06/20/19	2.81%	2,000	-

			$71,826	$64,447

Borrowings are secured by residential mortgages with a carrying amount of $201,922,000 at December 31, 2018 and the Company’s investment in FHLB stock. As of December 31, 2018, $94,106,000 was available for borrowings. At December 31, 2017, the carrying amount of borrowings secured by residential mortgages was $190,382,000 and $101,788,000 was available for new borrowings.

The following table sets forth the contractual maturities of all FHLB borrowings at December 31, 2018 (dollars in thousands):

	Contractual Maturity	Weighted Average Rate
2019	$23,679	2.31%
2020	13,103	2.00
2021	11,196	2.08
2022	10,776	2.56
2023	8,908	2.68
Thereafter	4,164	3.00
	$71,826	2.34%

The Company also has a repurchase agreement with Raymond James providing an additional $10.0 million in liquidity collateralized by the Company’s U.S. Government and agency obligations. There were no advances outstanding under the repurchase agreement at December 31, 2018 and 2017. Securities are not pledged until the borrowing is initiated. In addition to the repurchase agreement with Raymond James, the Company also has an unsecured line of credit through Atlantic Community Bankers Bank which would provide an additional $5.0 million in liquidity. There were no draws or outstanding balances from the line of credit at December 31, 2018 and 2017.